Business Combination - Air Travel Bureau Limited - Purchase consideration (Details) - INR (₨) ₨ in Thousands	8 Months Ended
	Mar. 31, 2018	Mar. 31, 2019	Jul. 31, 2017	Jul. 20, 2017
Purchase price allocation:
Goodwill	₨ 961,186
Air Travel Bureau Limited
Business Combination
Impaired trade receivables		₨ 18,141
Air Travel Bureau Limited | Provisional assessment
Business Combination
Fair value of purchase consideration at acquisition date			₨ 1,120,510
Purchase price allocation:
Net working capital (including cash)			1,245,235
Tangible assets			71,016
Long term liabilities			(695,088)
Customer base and relationships			134,681
Non compete agreements			16,861
Goodwill			400,254
Deferred tax liability			(52,449)
Total			₨ 1,120,510
Air Travel Bureau Limited | Revised assessment
Business Combination
Increase in net assets	92,734
Decrease in goodwill	₨ (92,734)
Fair value of the trade receivables		1,425,036
Gross amount of trade receivables		1,442,300
Purchase price allocation:
Goodwill		₨ 307,520
Air Travel Bureau Limited | Yatra Online Private Limited
Business Combination
Upfront payment				₨ 509,999